DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME - Disclosure of results of discontinued operations (Details) - CAD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	$ 13,207	$ 12,703	[1]	$ 25,736	$ 25,704	[1]
Cost of revenues	9,473	10,108	[1]	18,759	20,023	[1]
Gross profit	3,734	2,595	[1]	6,977	5,681	[1]
Fair value adjustments:
Unrealized change in fair value of biological assets	0	0	[1]	0	(315)	[1]
Realized fair value adjustments on inventory sold in the year	(278)	(394)	[1]	(617)	(760)	[1]
Total fair value adjustments	(278)	(394)	[1]	(617)	(1,075)	[1]
Gross profit	3,456	2,201	[1]	6,360	4,606	[1]
General and administrative expenses	2,389	3,337	[1]	5,563	7,284	[1]
Selling and marketing expenses	2,622	3,120	[1]	5,427	5,581	[1]
Share-based compensation	(137)	732	[1]	121	1,842	[1]
Restructuring	334	636	[1]	617	4,383	[1]
Total operating expenses	5,208	7,825	[1]	11,728	19,090	[1]
Operating loss	(1,752)	(5,624)	[1]	(5,368)	(14,484)	[1]
Finance expenses, net	(2,114)	1,030	[1]	621	2,583	[1]
Loss before income taxes	(3,866)	(4,708)	[1]	(4,747)	(12,015)	[1]
Income tax expense (benefit)	(160)	(1,007)	[1]	(175)	(1,232)	[1]
Net loss from discontinued operations	$ 0	(15,277)	[1]	$ 0	(18,936)	[1]
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues		11,118			21,686
Cost of revenues		8,100			15,399
Gross profit		3,018			6,287
Fair value adjustments:
Unrealized change in fair value of biological assets		55			1,449
Realized fair value adjustments on inventory sold in the year		(1,261)			(1,757)
Total fair value adjustments		(1,206)			(308)
Gross profit		1,812			5,979
General and administrative expenses		7,844			12,942
Selling and marketing expenses		1,905			3,164
Share-based compensation		316			816
Restructuring		4,779			4,779
Total operating expenses		14,844			21,701
Operating loss		(13,032)			(15,722)
Finance expenses, net		(2,416)			(3,413)
Loss before income taxes		(15,448)			(19,135)
Income tax expense (benefit)		(171)			(199)
Net loss from discontinued operations		$ (15,277)			$ (18,936)

[1]	Reclassified in respect of discontinued operations – see Note 9.